Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of foreign-currency exchange rates risk [Text Block]
A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2017
Exchange rate	+10%	2,474
Exchange rate	-10%	(2,459)

2016
Exchange rate	+10%	(924)
Exchange rate	-10%	926

2015
Exchange rate	+10%	6,233
Exchange rate	-10%	(7,618)

Disclosure of interest rates risk [Text Block]
A table showing the effect in profit or loss of the variations of interest rates:

	Increase/decrease
	of Libor rate	Effect on results
	(percentage rates)	US$(000)
2017
Interest rate	+10	(677)
Interest rate	-10	677

2016
Interest rate	+10	333
Interest rate	-10	(333)

2015
Interest rate	+10	294
Interest rate	-10	(294)

Disclosure of financial liabilities by remaining maturity [Text Block]
An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31,2017 -
Bank loans	96,580	-	-	-	96,580
Trade and other payables	219,379	663	-	-	220,042
Derivative financial instruments	28,705	-	-	-	28,705
Financial obligation	110,062	148,718	449,689	-	708,469
Contingent consideration liability	-	-	9,280	28,469	37,749

Total	454,726	149,381	458,969	28,469	1,091,545

As of December 31,2016 -
Bank loans	55,000	-	-	-	55,000
Trade and other payables	253,062	-	-	15,982	269,044
Derivative financial instruments	3,863	-	-	-	3,863
Embedded derivative for sale of concentrates	1,524	-	-	-	1,524
Financial obligation	70,420	113,070	503,029	-	686,519
Contingent consideration liability	-	3,305	6,603	32,840	42,748

Total	383,869	116,375	509,632	48,822	1,058,698

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of detailed information about current financial liabilities [text block]
The following table represents the analysis of the Company's financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see note 11):

	2017	2016
	Less than 1 year	Less than 1 year
	US$(000)	US$(000)

Trade accounts payable	43,108	44,634
Accounts payable to related parties	9,962	9,052
Remuneration and similar benefits payable	27,419	8,516
	80,489	62,202